Convertible Promissory Notes (Details) - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Dec. 15, 2017	Nov. 14, 2017	Oct. 20, 2017	Jul. 26, 2017	Feb. 01, 2017
IfrsStatementLineItems [Line Items]
Interest paid	$ 228,244	$ 310,217	$ 128,042
Principal Amount				$ 1,000,000	$ 550,000
Accrued at a rate				25.00%	50.00%
Accrued interest			127,915
Repayment of principal amount		107,777	442,223
G R U Properties L L C [Member]
IfrsStatementLineItems [Line Items]
Principal Amount							$ 100,000
Accrued at a rate							50.00%
Convertible Promissory Notes [Member]
IfrsStatementLineItems [Line Items]
Principal Amount								$ 100,000
Accrued at a rate								15.00%
Accrued interest			26,219
Convertible Promissory Notes Two [Member]
IfrsStatementLineItems [Line Items]
Principal Amount						$ 100,000
Accrued at a rate						50.00%
Accrued interest	10,000	40,000
Repayment of principal amount	30,000	100,000
Face Value [member]
IfrsStatementLineItems [Line Items]
Convertible Promissory Notes, beginning		1,343,171
Amortization of deferred financing costs		22,106
Interest expense on long-term debt Interest accretion
Interest accretion
Repaid		(265,277)
Converted to common units		(1,100,000)
Interest paid
Interest forgiven upon settlement
Convertible Promissory Notes, ending			1,343,171
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Convertible Promissory Notes, beginning		1,299,376
Amortization of deferred financing costs		23,759
Interest expense on long-term debt Interest accretion
Interest accretion		5,502
Repaid		(265,277)
Converted to common units		(1,063,360)
Interest paid
Interest forgiven upon settlement
Convertible Promissory Notes, ending			1,299,376
Interest Payables [member]
IfrsStatementLineItems [Line Items]
Convertible Promissory Notes, beginning	40,000	454,775
Amortization of deferred financing costs
Interest expense on long-term debt Interest accretion		2,154
Interest accretion
Repaid		(137,889)
Converted to common units		(279,040)
Interest paid	(30,000)
Interest forgiven upon settlement	(10,000)
Convertible Promissory Notes, ending		$ 40,000	$ 454,775